Condensed Interim Consolidated Statements of Comprehensive income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Condensed Interim Consolidated Statements of Earnings (Unaudited)
Net income (loss) for the period	$ 907	$ (324)	$ 1,315	$ (1,371)
Items that may be reclassified to Profit and Loss
Cumulative translation adjustment	(246)	(632)	(436)	(686)
Other comprehensive income (loss) for the period	$ 661	$ (956)	$ 879	$ (2,057)